SHORT TERM INVESTMENT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wealth management products
Investment Weighted Average Return	5.20%	3.40%	3.40%